Other Finance Gains and Losses, Net (Schedule of Other Finance Gains and Losses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains (losses) on financial instruments [abstract]
Revaluation of variable rate long-term debt - EDC	$ (101)	$ (256)
(Loss) gain from change in fair value of outstanding warrants		(675)
Losses on change in fair value of derivatives	398
Total	$ 297	$ (931)	[1]

[1]	Restated (Note 5)